SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%

Commercial Services - 0.6%

Equifax, Inc.	4,400	1,043,240

Communications - 1.0%

American Tower Corp.	6,950	1,745,979

Consumer Durables - 1.5%
Activision Blizzard, Inc.	14,050	1,125,546
YETI Holdings, Inc. *	23,950	1,436,521

		2,562,067

Consumer Non-Durables - 4.3%

Constellation Brands, Inc.	7,425	1,710,126
Estee Lauder Cos., Inc. - Class A	7,600	2,069,632
Mondelez International, Inc.	12,850	806,723
NIKE, Inc.	9,050	1,217,768
PepsiCo, Inc.	10,000	1,673,800

		7,478,049

Consumer Services - 3.9%
Chegg, Inc. *	13,550	491,594
McDonald’s Corp.	6,650	1,644,412
Starbucks Corp.	17,400	1,582,878
Visa, Inc.	13,650	3,027,160

		6,746,044

Electronic Technology - 22.0%
Apple, Inc.	123,875	21,629,814
Applied Materials, Inc.	32,500	4,283,500
Broadcom, Inc.	7,800	4,911,504
NVIDIA Corp.	22,700	6,193,922
QUALCOMM, Inc.	6,325	966,586

		37,985,326

Energy Minerals - 0.7%
ConocoPhillips	12,900	1,290,000

Finance - 2.0%

Chubb, Ltd.	5,050	1,080,195
Goldman Sachs Group, Inc.	5,150	1,700,015
JPMorgan Chase & Co.	4,900	667,968

		3,448,178

Health Services - 4.6%

Centene Corp. *	12,350	1,039,747
HCA Healthcare, Inc.	5,850	1,466,127
UnitedHealth Group, Inc.	10,825	5,520,425

		8,026,299

Health Technology - 8.3%

Abbott Laboratories	15,500	1,834,580
AbbVie, Inc.	11,600	1,880,476
Baxter International, Inc.	17,425	1,351,135
Dexcom, Inc. *	5,500	2,813,800
Johnson & Johnson	9,400	1,665,962
Medtronic, PLC	15,825	1,755,784
Thermo Fisher Scientific, Inc.	5,250	3,100,912

		14,402,649

Process Industries - 1.9%

Darling Ingredients, Inc. *	13,700	1,101,206

Name of Issuer	Quantity	Fair Value ($)

Linde, PLC	2,650	846,490
Sherwin-Williams Co.	5,225	1,304,264

		3,251,960

Producer Manufacturing - 3.9%

Aptiv, PLC *	7,275	870,890
Honeywell International, Inc.	8,425	1,639,336
Northrop Grumman Corp.	3,475	1,554,090
Parker-Hannifin Corp.	3,950	1,120,852
Siemens AG, ADR	21,675	1,498,610

		6,683,778

Retail Trade - 8.0%

Amazon.com, Inc. *	3,150	10,268,843
Home Depot, Inc.	8,425	2,521,855
TJX Cos., Inc.	18,075	1,094,983

		13,885,681

Technology Services - 33.1%

Accenture, PLC	10,200	3,439,746
Adobe, Inc. *	6,250	2,847,625
Alphabet, Inc. - Class A *	625	1,738,344
Alphabet, Inc. - Class C *	3,675	10,264,238
Atlassian Corp., PLC *	7,675	2,255,145
Autodesk, Inc. *	7,700	1,650,495
DocuSign, Inc. *	7,950	851,604
Dynatrace, Inc. *	18,225	858,398
EPAM Systems, Inc. *	725	215,042
Intuit, Inc.	5,200	2,500,368
Meta Platforms, Inc. *	16,725	3,718,971
Microsoft Corp.	58,900	18,159,459
Paycom Software, Inc. *	2,500	865,950
PayPal Holdings, Inc. *	17,600	2,035,440
RingCentral, Inc. *	1,450	169,954
salesforce.com, Inc. *	15,225	3,232,572
ServiceNow, Inc. *	2,275	1,266,925
Splunk, Inc. *	8,100	1,203,741

		57,274,017

Transportation - 2.8%

FedEx Corp.	9,125	2,111,434
Union Pacific Corp.	10,150	2,773,081

		4,884,515

Utilities - 0.6%

NextEra Energy, Inc.	13,100	1,109,701

Total Common Stocks (cost: $65,754,528)		171,817,483

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $1,487,397)	1,487,397	1,487,397

Total Investments in Securities - 100.1% (cost $67,241,925)		173,304,880

Other Assets and Liabilities, net - (0.1)%		(252,927)

Total Net Assets - 100.0%		$173,051,953

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Large Cap Growth Fund (Continued)

* Non-income producing security.	ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	171,817,483	—	—	171,817,483
Short-Term Securities	1,487,397	—	—	1,487,397
Total:	173,304,880	—	—	173,304,880

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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